Provisions And Contingent Liabilities (Narrative) (Details) $ in Millions	3 Months Ended					9 Months Ended
	Jul. 31, 2024 CAD ($)	Jul. 31, 2024 USD ($)	Apr. 30, 2024 CAD ($)	Apr. 30, 2024 USD ($)	Jul. 31, 2023 CAD ($)	Jul. 31, 2024 CAD ($)	Jul. 31, 2024 USD ($)	Jul. 31, 2023 CAD ($)	Oct. 31, 2023 CAD ($)
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Restructuring charges	$ 110,000,000				$ 0	$ 566,000,000		$ 0
Legal and regulatory matters [member] | Bottom of range [member]
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Bank's reasonable possible losses	0					0			$ 0
Legal and regulatory matters [member] | Top of range [member]
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Bank's reasonable possible losses	1,330,000,000					$ 1,330,000,000			$ 1,440,000,000
Bank Secrecy Act/anti-money laundering program [member]
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
New provisions	$ 3,570,000,000	$ 2,600.0	$ 615,000,000	$ 450.0
SEC and CFTC [Member]
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
Penalties paid							$ 124.5
Civil matter [member]
Disclosure of Provisions Contingent Liabilities Commitments Guarantees Pledged Assets and Collateral [Line Items]
New provisions			$ 274,000,000